Transactions with Related Parties: (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

	December 31, 2019	June 30, 2020
Due from related parties
Oceanbulk Maritime and its affiliates	$327	$86
Interchart	11	3
AOM	195	—
Starocean	41	35
Product Shipping & Trading S.A.	16	16
Due from related parties	$590	$140

Due to related parties
Management and Directors Fees	$246	$169
Sydelle	19	—
Augustea Technoservices Ltd.	2,879	1,803
Coromel Maritime Limited	873	—
Due to related parties	$4,017	$1,972

Transactions with Related Parties - Statements of Operations (Table)

	Six months ended June 30,
	2019	2020
Voyage expenses:
Voyage expenses-Interchart	$(1,950)	(1,890)
General and administrative expenses:
Consultancy fees	(328)	(327)
Directors compensation	(87)	(87)
Office rent - Combine Marine Ltd. & Alma Properties	(9)	(19)
General and administrative expenses - Oceanbulk Maritime and its affiliates	(78)	(143)
Management fees:
Management fees- Augustea Technoservices Ltd.	(3,254)	(3,276)
Management fees- Songa Shipmanagement Ltd.	(32)	—
Charter-in hire expenses:
Charter - in hire expenses - AOM	—	(1,654)
Charter - in hire expenses - Sydelle	—	(540)
Charter - in hire expenses - Coromel	—	(249)